Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 779,556	$ 904,949	$ 1,007,752
Borrowings excluding obligations under finance lease
Disclosure of detailed information about borrowings [line items]
Total borrowings	779,556	904,949
Borrowings excluding obligations under finance lease | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	576,772	626,970
Borrowings excluding obligations under finance lease | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	202,784	277,979
Borrowings excluding obligations under finance lease | Less than 1 year | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	69,178	117,105
Borrowings excluding obligations under finance lease | Less than 1 year | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	30,373	90,001
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	55,952	6,010
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	83,142	37,712
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	414,994	5,508
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	46,593	91,878
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	356	498,347
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,932	56,605
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	356	0
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	441	1,783
Borrowings excluding obligations under finance lease | More than 5 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	35,936	0
Borrowings excluding obligations under finance lease | More than 5 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 39,303	$ 0